Summary of Operations by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 3,015.1	$ 3,356.4	$ 3,456.5
Operating income	(55.1)	154.9	219.5
Depreciation and amortization	180.1	168.6	159.6
Total assets	2,143.2	2,348.7	2,510.0
Capital expenditures	213.7	212.8	151.4
Operating Segments
Segment Reporting Information [Line Items]
Revenue	3,015.1	3,356.4	3,456.5
Operating income	174.9	233.6	307.5
Total assets	1,486.0	1,533.8	1,530.5
Corporate
Segment Reporting Information [Line Items]
Operating income	(230.0)	(78.7)	(88.0)
Total assets	657.2	814.9	979.5
Capital expenditures	1.9	4.9	2.9
Corporate | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	(49.0)	(58.4)	(37.2)
Corporate | Operating Segments
Segment Reporting Information [Line Items]
Revenue	(49.0)	(58.4)	(37.2)
Services
Segment Reporting Information [Line Items]
Revenue	2,605.6	2,785.7	2,850.0
Operating income	61.2	96.0	138.2
Depreciation and amortization	104.8	103.2	91.8
Total assets	1,081.7	1,099.2	1,126.7
Capital expenditures	143.3	133.8	78.8
Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	0.1	0.3	1.7
Services | Operating Segments
Segment Reporting Information [Line Items]
Revenue	2,605.7	2,786.0	2,851.7
Technology
Segment Reporting Information [Line Items]
Revenue	409.5	570.7	606.5
Operating income	113.7	137.6	169.3
Depreciation and amortization	75.3	65.4	67.8
Total assets	404.3	434.6	403.8
Capital expenditures	68.5	74.1	69.7
Technology | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	48.9	58.1	35.5
Technology | Operating Segments
Segment Reporting Information [Line Items]
Revenue	$ 458.4	$ 628.8	$ 642.0